GENERAL INFORMATION	6 Months Ended
Jun. 30, 2022
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs are listed on the NASDAQ Global Select Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
Due to the ongoing conflict between Russia and Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 15 of these consolidated financial statements.
Major developments during the six-month period ended June 30, 2022
Financing activities
In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 (the "RCF") was extended for one year until March 2025; two banks did not agree to extend as a result US$250 will mature at the original maturity in March 2024.
In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until final maturity.
In February 2022, VEON Holdings B.V. repaid its 7.50% Note of US$417 originally maturing in March 2022.
In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.
In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to PJSC VimpelCom.
In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the Agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were cancelled and the total RCF size reduced from US$1,250 to US$1,055. The drawn portion from Alfa Bank (US$43) was subsequently repaid in April and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022.

In March 2022, Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.
In March 2022, VEON Finance Ireland DAC prepaid the RUB 30 billion (US$259) Term Facility Agreement with VTB Bank in accordance with its terms, and the facility was cancelled.
In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. Subject to the terms set out in the RCF, this amount can be rolled until maturity.
In April 2022, VEON novated two bank loans, with Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) totaling RUB 90 billion (US$1,112), to PJSC VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC and the former guarantor, VEON Holdings B.V., having been released from their obligations.
In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a 10 year maturity. The drawn amount under the facility is PKR 30 billion (US$156).
In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five year maturity till April 2027. During May 2022, Banglalink utilized BDT 9 billion (US$103) of the total syndicated loan which was partially used to fully repay the existing facility (US$38).
In 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH 1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH 490 million (US$17)).
Other developments
On February 24, 2022, a military conflict began between Russia and Ukraine and as of August 4, 2022, the conflict is still ongoing. Refer to Note 15 for further details.
On March 31, 2022, Banglalink acquired new spectrum for a fee of US$205 payable in installments over eleven years, doubling its spectrum holding in Bangladesh. Banglalink acquired 40 MHz of spectrum from the 2,300 MHz band.
On April 12, 2022, Jazz signed a 4G license renewal with the PTA for a fee of PKR 45 billion (US$486) for fifteen years, of which 50% has been settled, and the remaining amount will be paid in five equal annual installments.
On April 12, 2022, VEON confirmed that on April 7, 2022 VEON received notification from the Listing Qualifications Department of NASDAQ that VEON is not in compliance with the minimum bid price requirement set forth in NASDAQ’s Listing Rule 5550(a)(2). This does not impact current NASDAQ listing and trading, and VEON is evaluating options to return to compliance.
Changes to Board of Directors
On January 5, 2022, VEON announced the appointment of Karen Linehan to the Board of Directors as a non-executive director, following the resignation of Steve Pusey in 2021.
On March 1, 2022, VEON announced the resignation of Mikhail Fridman from the Board of Directors, effective from February 28, 2022.
On March 8, 2022, VEON announced the resignation of Robert Jan van de Kraats from the Board of Directors, effective from March 7, 2022.
On March 16, 2022, VEON announced the appointment of Michiel Soeting to the Board of Directors as a non-executive director and Chairman of the Audit and Risk Committee, following the resignation of Robert Jan van de Kraats on March 7, 2022.
On May 25, 2022 VEON announced that its Board of Directors and its Nominating and Corporate Governance Committee have recommended 11 individuals for the Board, including eight directors currently serving on the Board and three new members.The Board also announced that Gennady Gazin, Leonid Boguslavsky and Sergi Herrero did not put themselves up for reelection.
On June 29, 2022, at the Annual General Meeting, shareholders elected three new directors: Augie Fabela, Morten Lundal and Stan Miller as well as eight previously serving directors: Hans-Holger Albrecht, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Karen Linehan, Irene Shvakman, Vasily Sidorov and Michiel Soeting.
Sale of Georgia Operations
On March 31, 2022, VEON Georgia Holdings B.V. entered a non-binding share purchase agreement with Miren Invest LLC, VEON's former local partner, for the sale of VEON Georgia LLC, our operating company in Georgia, for US$45, subject to VEON corporate approvals and regulatory approvals. The sale was completed on June 8, 2022 (see Note 4 Significant Transactions).
Major developments during the six-month period ended June 30, 2021
Financing activities
In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1,250. The RCF replaces the revolving credit facility signed in February 2017, which is now cancelled. Refer Note 8 for further details.
In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396), bilateral term loan agreement with Alfa Bank by adding a new floating rate tranche of RUB 15 billion (US$198). Refer to Note 8 for further details.
In April 2021, the proceeds from Alfa Bank new tranche of RUB 15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
In June 2021, Pakistan Mobile Communication Limited (PMCL) secured a PKR 50 billion ("US$320") syndicated credit facility from a banking consortium led by Habib Bank Limited. This 10-year facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities. Refer to Note 8 for further details.
Other developments
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in Pakistan Mobile Communications Limited from the Dhabi Group for US$273. Refer to Note 8 for further details.
In March 2021, VEON's operating company in Bangladesh acquired spectrum following successful bids at an auction held by the BTRC. Refer to Note 4 for further details.